Penn Capital Multi-Credit High Income Fund
Schedule of Investments	September 30, 2020 (Unaudited)

Convertible Bond: 1.0%	Principal	Value
Cable & Satellite TV: 1.0%
DISH Network Corp., 2.375%, 3/15/24	$200,000	$179,990
Total Convertible Bonds (cost $178,779)		179,990

Asset Backed Securities: 0.6%
Air Transportation: 0.6%
American Airlines 2015-1 Class A Pass Through Trust, 3.375%, 11/1/28	112,857	92,800
United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 4/7/30	26,035	21,926
		114,726
Total Asset Backed Securities (cost $117,601)		114,726

Corporate Bonds: 89.3%
Advertising: 1.3%
Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/24	140,000	135,716
Nielsen Finance LLC, 5.875%, 10/1/30 (a)	60,000	62,100
TripAdvisor, Inc., 7.000%, 7/15/25 (a)	45,000	46,912
		244,728
Aerospace/Defense: 3.1%
Bombardier, Inc., 5.750%, 3/15/22 (a)	55,000	53,295
Bombardier, Inc., 8.750%, 12/1/21 (a)	170,000	172,196
Spirit AeroSystems, Inc., 1.050% (3 Month US LIBOR + 0.800%), 6/15/21	80,000	75,677
Spirit AeroSystems, Inc., 7.500%, 4/15/25 (a)	90,000	91,125
Spirit AeroSystens, Inc., 5.500%, 1/15/25 (a)	50,000	50,250
TransDigm, Inc., 6.500%, 7/15/24	65,000	64,837
TransDigm, Inc., 6.250%, 3/15/26 (a)	40,000	41,942
TransDigm, Inc., 8.000%, 12/15/25 (a)	25,000	27,188
		576,510
Air Transportation: 1.9%
Delta Air Lines, Inc., 2.900%, 10/28/24	50,000	44,500
Delta Air Lines, Inc., 4.500%, 10/20/25 (a)	15,000	15,393
Mileage Plus Holdings LLC, 6.500%, 6/20/27 (a)	40,000	41,650
Spirit Loyalty Cayman Ltd., 8.000%, 9/20/25 (a)	90,000	95,357
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 3/3/24	40,147	37,368
VistaJet Malta Finance PLC, 10.500%, 6/1/24 (a)	120,000	112,584
		346,852
Auto Parts & Equipment: 0.5%
American Axle & Manufacturing, Inc., 6.875%, 7/1/28	85,000	82,450
Automakers: 1.9%
Ford Motor Co., 6.625%, 10/1/28	160,000	172,400
Ford Motor Co., 8.500%, 4/21/23	85,000	92,650
Ford Motor Co., 9.000%, 4/22/25	75,000	85,988
		351,038
Banking: 0.7%
Ally Financial, Inc., 8.000%, 11/1/31	100,000	136,823
Building & Construction: 2.8%
Ashton Woods USA LLC, 6.750%, 8/1/25 (a)	40,000	40,600
Ashton Woods USA LLC, 9.875%, 4/1/27 (a)	85,000	93,500
Beazer Homes USA, Inc., 6.750%, 3/15/25	100,000	103,250
Century Communities, Inc., 5.875%, 7/15/25	85,000	88,357
MDC Holdings, Inc., 3.850%, 1/15/30	50,000	52,383
Taylor Morrison Communities, Inc., 5.125%, 8/1/30 (a)	45,000	48,150
TRI Pointe Group, Inc., 5.700%, 6/15/28	86,000	94,170
		520,410
Building Materials: 2.4%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (a)	90,000	88,200
Builders FirstSource, Inc., 5.000%, 3/1/30 (a)	95,000	98,325
CD&R Smokey Buyer, Inc., 6.750%, 7/15/25 (a)	90,000	94,950
Installed Building Products, Inc., 5.750%, 2/1/28 (a)	90,000	94,725
US Concrete, Inc., 5.125%, 3/1/29 (a)	65,000	65,162
		441,362
Cable & Satellite TV: 4.0%
Altice France Holding SA, 10.500%, 5/15/27 (a)	200,000	222,250
Altice France SA, 8.125%, 2/1/27 (a)	200,000	217,942
CCO Holdings LLC, 4.500%, 8/15/30 (a)	135,000	141,756
CCO Holdings LLC, 4.250%, 2/1/31 (a)	100,000	103,590
DISH DBS Corp., 5.875%, 11/15/24	45,000	46,341
		731,879
Chemicals: 1.4%
CF Industries, Inc., 4.950%, 6/1/43	75,000	87,352
Methanex Corp., 5.650%, 12/1/44	70,000	63,175
Methanex Corp., 5.125%, 10/15/27	60,000	59,700
Venator Finance Sarl, 5.750%, 7/15/25 (a)	60,000	51,900
		262,127
Consumer/Commercial/Lease Financing: 1.8%
Avolon Holdings Funding Ltd., 4.375%, 5/1/26 (a)	40,000	37,940
Navient Corp., 7.250%, 9/25/23	130,000	134,550
OneMain Finance Corp., 6.125%, 3/15/24	100,000	104,750
Park Aerospace Holdings Ltd., 5.250%, 8/15/22 (a)	60,000	60,238
		337,478
Department Stores: 0.8%
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	40,000	37,700
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	60,000	48,525
Macy's Retail Holdings, Inc., 3.450%, 1/15/21	70,000	69,125
		155,350
Electric - Generation: 2.0%
Talen Energy Supply LLC, 4.600%, 12/15/21	45,000	41,625
Talen Energy Supply LLC, 6.500%, 6/1/25	95,000	62,107
Talen Energy Supply LLC, 6.625%, 1/15/28 (a)	75,000	72,656
Vistra Operations Co. LLC, 5.500%, 9/1/26 (a)	130,000	135,687
Vistra Operations Co. LLC, 5.625%, 2/15/27 (a)	60,000	63,312
		375,387
Electronics: 0.2%
MagnaChip Semiconductor Corp., 6.625%, 7/15/21	45,000	45,000
Energy - Exploration & Production: 7.9%
Antero Resources Corp., 5.625%, 6/1/23	120,000	87,000
Apache Corp., 4.750%, 4/15/43	135,000	119,934
Apache Corp., 4.875%, 11/15/27	60,000	56,700
CNX Resources Corp., 7.250%, 3/14/27 (a)	55,000	56,100
Comstock Resources, Inc., 9.750%, 8/15/26	60,000	61,512
Concho Resources, Inc., 4.850%, 8/15/48	40,000	44,245
Devon Energy Corp., 5.600%, 7/15/41	45,000	45,300
Hess Corp., 5.600%, 2/15/41	80,000	86,425
Hilcorp Energy I LP, 6.250%, 11/1/28 (a)	80,000	72,800
Hilcorp Energy I LP, 5.750%, 10/1/25 (a)	50,000	45,250
Matador Resources Co., 5.875%, 9/15/26	80,000	66,876
Montage Resources Corp., 8.875%, 7/15/23	85,000	86,381
Noble Energy, Inc., 4.200%, 10/15/49	70,000	83,399
Northern Oil and Gas, Inc., 8.500% Cash or 1.000% PIK, 5/15/23	110,000	91,300
Occidental Petroleum Corp., 5.550%, 3/15/26	140,000	126,827
Occidental Petroleum Corp., 6.450%, 9/15/36	100,000	85,002
Occidental Petroleum Corp., 5.875%, 9/1/25	60,000	54,988
QEP Resources, Inc., 5.250%, 5/1/23	55,000	40,013
Southwestern Energy Co., 6.450%, 1/23/25	50,000	48,514
WPX Energy, Inc., 4.500%, 1/15/30	100,000	98,750
		1,457,316
Food - Wholesale: 4.3%
Dole Food Co., Inc., 7.250%, 6/15/25 (a)	65,000	64,675
HLF Financing Sarl LLC, 7.250%, 8/15/26 (a)	55,000	56,512
HLF Financing Sarl LLC, 7.875%, 9/1/25 (a)	45,000	48,319
JBS USA LUX SA, 6.750%, 2/15/28 (a)	40,000	43,497
KeHE Distributors LLC, 8.625%, 10/15/26 (a)	120,000	129,900
Kraft Heinz Foods Co., 4.375%, 6/1/46	260,000	266,895
Kraft Heinz Foods Co., 5.500%, 6/1/50 (a)	160,000	183,009
		792,807
Food & Drug Retailers: 1.7%
Albertsons Cos, Inc., 5.875%, 2/15/28 (a)	85,000	90,738
Albertsons Cos, Inc., 4.625%, 1/15/27 (a)	85,000	86,971
The Fresh Market, Inc., 9.750%, 5/1/23 (a)	155,000	138,725
		316,434
Forestry/Paper: 0.5%
Mercer International, Inc., 7.375%, 1/15/25	90,000	91,125
Gaming: 3.3%
Golden Entertainment, Inc., 7.625%, 4/15/26 (a)	70,000	69,125
Jacobs Entertainment, Inc., 7.875%, 2/1/24 (a)	70,000	68,308
MGM Resorts International, 5.750%, 6/15/25	70,000	73,416
MGM Resorts International, 6.750%, 5/1/25	85,000	89,083
Scientific Games International, Inc., 8.625%, 7/1/25 (a)	135,000	140,869
Stars Group Holdings BV, 7.000%, 7/15/26 (a)	110,000	116,875
Wynn Las Vegas LLC, 5.250%, 5/15/27 (a)	45,000	42,187
		599,863
Gas Distribution: 4.9%
Antero Midstream Partners LP, 5.750%, 3/1/27 (a)	50,000	41,375
Crestwood Midstream Partners LP, 5.750%, 4/1/25	45,000	40,950
DCP Midstream Operating LP, 6.750%, 9/15/37 (a)	22,000	21,120
DCP Midstream Operating LP, 5.125%, 5/15/29	30,000	29,550
DCP Midstream Operating LP, 6.450%, 11/3/36 (a)	40,000	38,078
Enable Midstream Partners LP, 4.950%, 5/15/28	60,000	58,802
Energy Transfer Operating LP, 5.150%, 3/15/45	35,000	31,635
Energy Transfer Operating LP, 5.000%, 5/15/50	25,000	22,949
EnLink Midstream Partners LP, 4.150%, 6/1/25	55,000	47,357
EQM Midstream Partners LP, 6.500%, 7/15/48	53,000	49,919
Harvest Midstream I LP, 7.500%, 9/1/28 (a)	45,000	44,775
New Fortress Energy, Inc., 6.750%, 9/15/25 (a)	90,000	94,095
NGPL PipeCo LLC, 7.768%, 12/15/37 (a)	45,000	57,017
Tallgrass Energy Partners LP, 7.500%, 10/1/25 (a)	30,000	30,121
Targa Resources Partners LP, 5.875%, 4/15/26	45,000	46,202
Targa Resources Partners LP, 5.500%, 3/1/30 (a)	50,000	49,750
Western Midstream Operating LP, 5.450%, 4/1/44	125,000	106,875
Western Midstream Operating LP, 5.300%, 3/1/48	100,000	80,500
		891,070
Health Facilities: 0.8%
Mednax, Inc., 6.250%, 1/15/27 (a)	85,000	88,184
Tenet Healthcare Corp., 6.125%, 10/1/28 (a)	65,000	63,294
		151,478
Health Services: 0.4%
DaVita, Inc., 3.750%, 2/15/31 (a)	75,000	72,266
Hotels: 1.1%
Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	90,000	93,150
Marriott Ownership Resorts, Inc., 4.750%, 1/15/28	50,000	47,375
Marriott Ownership Resorts, Inc., 6.500%, 9/15/26	60,000	61,603
		202,128
Investments & Miscellaneous Financial Services: 0.6%
Icahn Enterprises LP, 6.250%, 5/15/26	105,000	109,463
Machinery: 0.2%
Titan International, Inc., 6.500%, 11/30/23	60,000	44,881
Managed Care: 0.5%
Centene Corp., 5.250%, 4/1/25 (a)	85,000	88,336
Media Content: 5.4%
AMC Networks, Inc., 4.750%, 8/1/25	90,000	93,033
Cumulus Media New Holdings, Inc., 6.750%, 7/1/26 (a)	55,000	50,950
Diamond Sports Group LLC, 5.375%, 8/15/26 (a)	65,000	45,987
Diamond Sports Group LLC, 6.625%, 8/15/27 (a)	100,000	52,187
Diamond Sports Group LLC, 12.750%, 12/1/26 (a)	28,000	22,260
Entercom Media Corp., 7.250%, 11/1/24 (a)	110,000	91,850
Netflix, Inc., 5.875%, 11/15/28	65,000	77,558
Scripps Escrow, Inc., 5.875%, 7/15/27 (a)	50,000	48,250
Sinclair Television Group, Inc., 5.625%, 8/1/24 (a)	35,000	34,825
Sirius XM Radio, Inc., 5.000%, 8/1/27 (a)	40,000	41,783
TEGNA, Inc., 5.000%, 9/15/29 (a)	90,000	88,875
TEGNA, Inc., 4.750%, 3/15/26 (a)	100,000	102,183
The E.W. Scripps Co., 5.125%, 5/15/25 (a)	55,000	53,763
Townsquare Media, Inc., 6.500%, 4/1/23 (a)	100,000	91,625
Univision Communications, Inc., 6.625%, 6/1/27 (a)	90,000	87,863
		982,992
Medical Products: 0.3%
AdaptHealth LLC, 6.125%, 8/1/28 (a)	60,000	62,112
Metals/Mining Excluding Steel: 4.0%
Cleveland-Cliffs, Inc., 6.750%, 3/15/26 (a)	90,000	91,548
Cleveland-Cliffs, Inc., 6.250%, 10/1/40	15,000	11,487
Cleveland-Cliffs, Inc., 5.750%, 3/1/25	110,000	102,300
Eldorado Gold Corp., 9.500%, 6/1/24 (a)	48,000	51,000
First Quantum Minerals Ltd., 7.250%, 5/15/22 (a)	200,000	200,180
Freeport-McMoRan, Inc., 4.625%, 8/1/30	70,000	73,601
SunCoke Energy Partners LP, 7.500%, 6/15/25 (a)	149,000	134,401
Teck Resources Ltd., 6.250%, 7/15/41	55,000	63,572
		728,089
Monoline Insurance: 0.5%
MGIC Investment Corp., 5.250%, 8/15/28	90,000	93,123
Multi-Line Insurance: 0.5%
Genworth Mortgage Holdings, Inc., 6.500%, 8/15/25 (a)	90,000	94,023
Packaging: 1.5%
LABL Escrow Issuer LLC, 10.500%, 7/15/27 (a)	65,000	69,123
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (a)	85,000	89,250
Pactiv LLC, 7.950%, 12/15/25	60,000	65,400
Reynolds Group Issuer, Inc., 7.000%, 7/15/24 (a)	45,000	45,810
		269,583
Pharmaceuticals: 1.8%
Bausch Health Americas, Inc., 9.250%, 4/1/26 (a)	240,000	264,000
Par Pharmaceutical, Inc., 7.500%, 4/1/27 (a)	65,000	68,099
		332,099
Printing & Publishing: 0.7%
Meredith Corp., 6.875%, 2/1/26	155,000	129,425
Real Estate Development & Management: 1.0%
Kennedy-Wilson, Inc., 5.875%, 4/1/24	85,000	84,575
Realogy Group LLC, 9.375%, 4/1/27 (a)	45,000	46,584
Realogy Group LLC, 7.625%, 6/15/25 (a)	45,000	47,138
		178,297
Real Estate Investment Trusts (REITs): 2.1%
HAT Holdings I LLC, 3.750%, 9/15/30 (a)	90,000	90,225
New Residential Investment Corp., 6.250%, 10/15/25 (a)	90,000	88,693
RHP Hotel Properties LP, 5.000%, 4/15/23	65,000	63,653
Service Properties Trust, 4.350%, 10/1/24	100,000	90,482
XHR LP, 6.375%, 8/15/25 (a)	45,000	45,000
		378,053
Recreation & Travel: 4.2%
Carnival Corp., 3.950%, 10/15/20	20,000	19,950
Carnival Corp., 11.500%, 4/1/23 (a)	100,000	112,098
Carnival Corp., 10.500%, 2/1/26 (a)	45,000	49,837
Carnival Corp., 9.875%, 8/1/27 (a)	35,000	36,995
LTF Merger Sub, Inc., 8.500%, 6/15/23 (a)	70,000	67,200
Powdr Corp., 6.000%, 8/1/25 (a)	60,000	61,350
Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	50,000	44,625
Royal Caribbean Cruises Ltd., 11.500%, 6/1/25 (a)	80,000	92,980
SeaWorld Parks & Entertainment, Inc., 8.750%, 5/1/25 (a)	85,000	89,887
SeaWorld Parks & Entertainment, Inc., 9.500%, 8/1/25 (a)	60,000	61,949
Viking Cruises Ltd., 5.000%, 2/15/28 (a)	105,000	92,964
Viking Cruises Ltd., 5.875%, 9/15/27 (a)	50,000	38,875
		768,710
Restaurants: 0.6%
Yum! Brands, Inc., 6.875%, 11/15/37	45,000	54,000
Yum! Brands, Inc., 5.350%, 11/1/43	55,000	58,025
		112,025
Software/Services: 0.7%
Avaya, Inc., 6.125%, 9/15/28 (a)	65,000	66,381
Expedia Group, Inc., 6.250%, 5/1/25 (a)	60,000	66,118
		132,499
Specialty Retail: 3.5%
Abercrombie & Fitch Management Co., 8.750%, 7/15/25 (a)	116,000	122,090
Burlington Coat Factory Warehouse Corp., 6.250%, 4/15/25 (a)	110,000	115,775
Group 1 Automotive, Inc., 4.000%, 8/15/28 (a)	90,000	88,425
L Brands, Inc., 5.250%, 2/1/28	85,000	82,237
L Brands, Inc., 9.375%, 7/1/25 (a)	30,000	34,425
L Brands, Inc., 6.625%, 10/1/30 (a)	20,000	20,350
Lithia Motors, Inc., 4.375%, 1/15/31 (a)	10,000	10,000
Shutterfly, Inc., 8.500%, 10/1/26 (a)	180,000	165,555
		638,857
Steel Producers/Products: 0.4%
United States Steel Corp., 12.000%, 6/1/25 (a)	60,000	63,869
Support - Services: 4.3%
Avis Budget Car Rental LLC, 5.750%, 7/15/27 (a)	100,000	90,194
Avis Budget Car Rental LLC, 5.750%, 7/15/27 (a)	60,000	54,013
CoreCivic, Inc., 5.000%, 10/15/22	95,000	93,430
Pike Corp., 5.500%, 9/1/28 (a)	65,000	65,402
Sabre GLBL, Inc., 9.250%, 4/15/25 (a)	45,000	49,526
Sabre GLBL, Inc., 7.375%, 9/1/25 (a)	50,000	50,500
Staples, Inc., 7.500%, 4/15/26 (a)	100,000	92,146
Staples, Inc., 10.750%, 4/15/27 (a)	60,000	48,113
The ADT Security Corp., 4.875%, 7/15/32 (a)	170,000	171,700
The GEO Group, Inc., 5.875%, 1/15/22	80,000	77,278
		792,302
Tech Hardware & Equipment: 2.2%
CommScope Technologies LLC, 6.000%, 6/15/25 (a)	56,000	56,759
CommScope, Inc., 7.125%, 7/1/28 (a)	65,000	66,787
CommScope, Inc., 5.500%, 3/1/24 (a)	45,000	46,241
Dell International LLC, 8.100%, 7/15/36 (a)	55,000	72,238
Diebold Nixdorf, Inc., 8.500%, 4/15/24	60,000	54,630
Diebold Nixdorf, Inc., 9.375%, 7/15/25 (a)	45,000	47,475
NCR Corp., 8.125%, 4/15/25 (a)	30,000	33,158
NCR Corp., 5.250%, 10/1/30 (a)	30,000	30,000
		407,288
Telecom - Wireless: 1.5%
Sprint Capital Corp., 8.750%, 3/15/32	120,000	175,657
United States Cellular Corp., 6.700%, 12/15/33	80,000	103,117
		278,774
Telecom - Wireline Integrated & Services: 2.8%
CenturyLink, Inc., 5.125%, 12/15/26 (a)	30,000	30,822
Cincinnati Bell, Inc., 8.000%, 10/15/25 (a)	100,000	105,625
Cincinnati Bell, Inc., 7.000%, 7/15/24 (a)	85,000	87,498
Consolidated Communications, Inc., 6.500%, 10/1/28 (a)	60,000	61,200
Embarq Corp., 7.995%, 6/1/36	55,000	65,123
Gogo Intermediate Holdings LLC, 9.875%, 5/1/24 (a)	80,000	85,520
Level 3 Financing, Inc., 3.625%, 1/15/29 (a)	75,000	74,063
		509,851
Transport Infrastructure/Services: 0.3%
Teekay Corp., 9.250%, 11/15/22 (a)	50,000	47,152
Total Corporate Bonds (cost $16,043,246)		16,423,684

Bank Loans: 2.7% (b)(c)
Aerospace/Defense: 0.2%
Ducommun, Inc., 4.147%, 11/21/25
(1 Month US LIBOR + 4.000%)	28,634	26,869
(1 Month US LIBOR + 4.000%)	7,189	6,745
		33,614
Air Transportation: 0.2%
Allegiant Travel Co., 3.253% (3 Month US LIBOR + 3.000%), 2/5/24	49,747	45,768
Auto Parts & Equipment: 0.7%
Dealer Tire LLC, 4.399%, 2/5/27
(1 Month US LIBOR + 4.250%)	45,202	44,072
(1 Month US LIBOR + 4.250%)	78,861	76,889
		120,961
Health Services: 0.4%
American Renal Holdings, Inc., 5.147% (1 Month US LIBOR + 5.000%), 6/22/24	72,727	70,000
Investments & Miscellaneous Financial Services: 0.5%
VeriFone Systems, Inc., 4.253% (3 Month US LIBOR + 4.000%), 8/20/25	98,746	88,234
Specialty Retail: 0.7%
BDF Acquisition Corp., 6.250% (1 Month US LIBOR + 5.250%), 8/8/23	78,964	71,068
Calceus Acquisition, Inc., 5.756% (3 Month US LIBOR + 5.500%), 2/12/25	66,616	61,953
		133,021
Total Bank Loans (cost $526,560)		491,598

Mutual Fund: 2.1%	Shares
Bank Loan Related: 2.1%
Penn Capital Defensive Floating Rate Income Fund - Institutional Class (d)	40,873	388,290
Total Mutual Funds (cost $405,641)		388,290

Total Investments - 95.7% (cost $17,271,827)		17,598,298
Other Assets and Liabilities 4.3%		784,702
Net Assets: 100.0%		$18,382,990

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2020, the value of these investments was $9,905,988, or 53.9% of total net assets.

(b)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(c)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.

(d)	Affiliated company. See Note 2.

Country Exposure (as a percentage of total investments)
United States	89.5%
Canada	2.0%
Luxembourg	1.8%
Cayman Islands	1.3%
Panama	1.2%
France	1.2%
Liberia	0.8%
Bermuda	0.7%
Netherlands	0.6%
Malta	0.6%
Marshall Islands	0.3%

The Accompanying Footnotes are an Integral Part of this Schedule of Investments

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of September 30, 2020, in valuing the Fund’s investments:

Penn Capital Multi-Credit High Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$16,423,684	$-	$16,423,684

Convertible Bond	-	179,990	-	179,990

Bank Loans	-	491,598	-	491,598

Mutual Fund	388,290	-	-	388,290

Asset-Backed Securities		114,726	-	114,726

Total Investments in Securities	$388,290	$17,209,998	$-	$17,598,288

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.

2) Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from July 1, 2020 through September 30, 2020.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	July 1, 2020		Additions		Reductions							September 30, 20220
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	September 30, 2020 Share Balance	Dividend Income	Capital Gain Distribution	Unrealized Appreciation Change	Realized Loss	Value	Cost

Penn Capital Multi-Credit High Income Fund
Penn Capital Defensive Floating Rate Income Fund	223,346	$ 2,246,658	1,240	$ 11,757	(183,713)	$ (1,852,774)	40,873	$ 11,757	$ -	$ 152,193	$ (102,774)	$ 388,290	$ 405,641
		$ 2,246,658		$ 11,757		$ (1,852,774)		$ 11,757	$ -	$ 152,193	$ (102,774)	$ 388,290	$ 405,641